SEGMENT INFORMATION	6 Months Ended
Jun. 30, 2026
Segment Information
SEGMENT INFORMATION

3.	SEGMENT INFORMATION

Under IFRS 8 (Segment Information), operating segments are reported in a manner consistent with the internal reporting provided to the Chief Operating Decision Maker (“CODM”) which, in the case of Codere Online, is the Chief Executive Officer (“CEO”). The CODM is responsible for allocating resources and assessing performance of the business. For management purposes, Codere Online’s operating segments are formed by Codere Online’s business in Spain, Mexico, Colombia, Panama and Argentina.

The CEO primarily measures the performance of Codere Online’s operating segments based on revenue and EBITDA. EBITDA is the measure of segment profit or loss used by the CODM to assess segment performance and allocate resources. EBITDA is is calculated as net income/(loss), after adding back income tax benefit/(expense), net financial results, depreciation and amortization.

Codere Online will report financial information, both internally and externally, based on the organizational structure approved by its CEO. Thus, the reportable segments for these Unaudited Interim Condensed Consolidated Financial Statements consist of Codere Online’s operations in Spain and Mexico. Colombia, Panama and Argentina are grouped under “Other Operations”. Codere Israel Marketing Support Services LTD and Codere Online Luxemburg, S.A., Codere Online U.S. Corp., and Servicios de Juego Online S.A.U. have been grouped and reported under “Supporting”.

The entities that have been aggregated under “Other operations” and “Supporting” have been grouped in accordance with guidance allowed under IFRS 8, Operating Segments. Based on both IFRS 8:BC30 and the diagram included in the implementation guidance accompanying IFRS 8, if two or more components of a business meet the aggregation criteria, they may be combined for external reporting purposes into a single operating segment, notwithstanding that they may individually exceed the quantitative thresholds. Additionally, the entities aggregated in the “Other operations” and “Supporting” segments all meet the following conditions: (i) aggregation is consistent with the core principle of IFRS 8, (ii) the segments have similar economic characteristics, (iii) the segments are similar in the nature of the products and services offered, (iv) the segments are similar in the nature of their production processes, (v) the segments are similar in the type or class of customer for their products and services, (vi) the segments have similar methods used to distribute their products and provide their services and (vii) the segments have a similar nature of their regulatory environment. The segments referred to above include the information related to the online business provided in each country. Inter-segment transactions are carried out on an arm’s length basis and are included in the “Eliminations” column. Information relating to other Codere Online companies not specifically included in these segments is reported under “Other Operations”.

The following tables provide a reconciliation of the segment performance measure (EBITDA) to the profit/(loss) before tax for the six months ended June 30, 2026 and 2025:

06/30/2026	Spain	Mexico	Other Operations	Totals
Revenue	53,132	62,215	9,364	124,711
Personnel expenses	(1,649)	(1,496)	(600)	(3,745)
Other operating expenses	(44,685)	(62,486)	(8,845)	(116,016)
EBITDA	6,798	(1,767)	(81)	4,950
Reconciling items:
Other EBITDA				700
Depreciation and amortization				(358)
Net financial results				1,581
CONSOLIDATED NET INCOME BEFORE TAX				6,873

06/30/2025	Spain	Mexico	Other Operations	Totals
Revenue	44,017	53,837	7,476	105,330
Personnel expenses	(1,216)	(984)	(507)	(2,707)
Other operating expenses	(35,373)	(53,725)	(7,498)	(96,596)
EBITDA	7,428	(872)	(529)	6,027
Reconciling items:
Other EBITDA				(2,705)
Depreciation and amortization				(315)
Net financial results				(4,883)
CONSOLIDATED NET LOSS BEFORE TAX				(1,876)

The following tables break down certain information presented in the Unaudited Interim Condensed Consolidated Statement of financial position as of June 30, 2026 and in the consolidated statement of financial position as of December 31, 2025.

06/30/2026	Spain	Mexico	Other Operations	Supporting	Eliminations	Totals
NON-CURRENT ASSETS	581	27	408	232,908	(219,857)	14,067
CURRENT ASSETS	77,962	21,463	16,360	118,268	(149,585)	84,468
Trade receivables and other current assets	13,811	9,707	1,864	47,918	(61,508)	11,792
Current financial assets	36,432	3,122	3,552	55,082	(88,046)	10,142
Cash and cash equivalents	27,719	8,634	10,944	15,268	(31)	62,534
TOTAL ASSETS	78,543	21,490	16,768	351,176	(369,442)	98,535
EQUITY	54,512	(21,657)	(13,522)	239,131	(220,125)	38,339
NON-CURRENT LIABILITIES	150	0	258	1,288	1,178	2,874
CURRENT LIABILITIES	23,881	43,147	30,032	110,757	(150,495)	57,322
Current lease liabilities	53	-	25	1,388	(1,176)	290
Payables with Related Parties	5,022	8,038	12,248	65,269	(87,676)	2,901
Trade payables and other current liabilities	18,806	35,109	17,759	44,100	(61,643)	54,131
TOTAL EQUITY AND LIABILITIES	78,543	21,490	16,768	351,176	(369,442)	98,535

12/31/2025	Spain	Mexico	Other Operations	Supporting	Eliminations	Totals
NON-CURRENT ASSETS	611	16	378	226,009	(213,636)	13,378
CURRENT ASSETS	69,684	22,285	10,118	114,179	(148,783)	67,483
Trade receivables and other current assets	13,157	4,731	(1,442)	52,878	(61,483)	7,841
Current financial assets	40,157	3,511	2,572	50,689	(87,270)	9,659
Cash and cash equivalents	16,370	14,043	8,988	10,612	(30)	49,983
TOTAL ASSETS	70,295	22,301	10,496	340,188	(362,419)	80,861
EQUITY	47,023	(19,669)	(12,943)	228,193	(213,906)	28,698
NON-CURRENT LIABILITIES	151	-	229	1,268	1,232	2,880
CURRENT LIABILITIES	23,121	41,970	23,210	110,727	(149,745)	49,283
Current lease liabilities	104	-	44	1,588	(1,232)	504
Payables with Related Parties	4,048	5,074	11,225	71,496	(90,035)	1,808
Trade payables and other current liabilities	18,969	36,896	11,941	37,643	(58,478)	46,971
TOTAL EQUITY AND LIABILITIES	70,295	22,301	10,496	340,188	(362,419)	80,861